Business Combinations (Tables)	3 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Schedule of provisional fair values of the identifable assets acquired and liabilities
(in thousands)	As of January 27, 2023 (Unaudited)
Consideration transferred:
Fair value of common stock issued	$10,078
Fair value of contingent shares	1,990
Total consideration	$12,068

Assets Acquired
Cash and cash receivables	$55
Accounts receivable	117
Property and equipment	9
Intangibles assets	2,000
Goodwill	11,996
Total assets acquired	$14,177
Liabilities Assumed
Accounts payable	$418
Accrued Expenses	294
Convertible loans	527
Other current liabilities	89
Other long-term liabilities	781
Net assets acquired	$12,068